NON-WHOLLY OWNED SUBSIDIARIES - Summarized Cash Flow Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	$ 1,481	$ 753	$ 632
Cash Flow Activities, Investing	(5,721)	(1,058)	(2,346)
Cash Flow Activities, Financing	3,814	899	1,764
Non-Wholly Owned Subsidiaries
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	1,364	681	506
Cash Flow Activities, Investing	(5,621)	(995)	(1,031)
Cash Flow Activities, Financing	3,840	901	564
U.K. regulated distribution
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	220	244	164
Cash Flow Activities, Investing	(343)	(487)	(242)
Cash Flow Activities, Financing	129	245	92
Australian regulated terminal
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	96	128	103
Cash Flow Activities, Investing	(9)	(22)	(37)
Cash Flow Activities, Financing	(87)	(106)	(67)
New England electricity transmission operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating			2
Cash Flow Activities, Investing			0
Cash Flow Activities, Financing			(2)
Colombian regulated distribution
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	7	17	16
Cash Flow Activities, Investing	(22)	(18)	(6)
Cash Flow Activities, Financing	26	0	(7)
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	819	0
Cash Flow Activities, Investing	83	0
Cash Flow Activities, Financing	(839)	0
U.K. port operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	46	33	19
Cash Flow Activities, Investing	(40)	(24)	(66)
Cash Flow Activities, Financing	(10)	(14)	61
Australian port operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	37	7	0
Cash Flow Activities, Investing	(39)	(99)	0
Cash Flow Activities, Financing	12	154	0
Chilean toll roads
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	56	63	70
Cash Flow Activities, Investing	(5)	(1)	0
Cash Flow Activities, Financing	(88)	(99)	(38)
Brazilian toll roads
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	0	2
Cash Flow Activities, Investing	0	(70)
Cash Flow Activities, Financing	0	70
Peruvian toll roads
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	46	29
Cash Flow Activities, Investing	(67)	25
Cash Flow Activities, Financing	0	1
Indian toll roads
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	30	(7)
Cash Flow Activities, Investing	(7)	28
Cash Flow Activities, Financing	(22)	(10)
North American gas storage operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	55	(12)	(3)
Cash Flow Activities, Investing	(9)	6	(1)
Cash Flow Activities, Financing	(76)	46	1
Canadian district energy operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	26	27	22
Cash Flow Activities, Investing	(82)	(18)	(16)
Cash Flow Activities, Financing	102	(13)	(23)
U.S. district energy operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	24	26	21
Cash Flow Activities, Investing	8	(33)	(13)
Cash Flow Activities, Financing	(28)	9	(7)
Holding LP and other
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	(98)	124	92
Cash Flow Activities, Investing	(5,089)	(282)	(650)
Cash Flow Activities, Financing	$ 4,721	$ 618	$ 554